Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Location	Santiago, Chile
Auditor Firm ID	1364